Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES
Net (loss) income	$ (152,432)	$ 4,797
Non-cash items:
Unrealized gain on derivative instruments (note 8)	(67,795)	(5,526)
Equity income, net of dividends received of $4,700 (2017 - $7,000)	(17,644)	(900)
Depreciation and amortization	189,744	149,013
Write-down and (gain) on sale of vessels (note 14)	207,291	1,500
Deferred income tax expense (note 9)	5,435	762
Amortization of in-process revenue contracts	(6,101)	(6,319)
Unrealized foreign currency exchange (gain) loss and other	(992)	35,143
Change in non-cash working capital items related to operating activities	(70,456)	14,909
Expenditures for dry docking	(9,995)	(2,815)
Net operating cash flow	77,055	190,564
FINANCING ACTIVITIES
Proceeds from long-term debt (note 6)	226,520	207,464
Scheduled repayments of long-term debt (note 6)	(345,970)	(263,169)
Prepayments of long-term debt (note 6)	(40,000)	0
Debt issuance costs	(8,346)	(2,214)
Proceeds from issuance of preferred units (note 11)	0	585
Proceeds from issuance of common units	120,000	0
Expenses relating to equity offerings	(3,997)	(212)
Proceeds from credit facility due to affiliates (note 7g)	125,000	0
Cash distributions paid by the Partnership	(22,330)	(34,412)
Cash distributions paid by subsidiaries to non-controlling interests	(664)	(660)
Other	(715)	(483)
Net financing cash flow	49,498	(93,101)
INVESTING ACTIVITIES
Net payments for vessels and equipment, including advances on newbuilding contracts and conversion costs	(160,175)	(118,601)
Proceeds from sale of vessels and equipment (note 14)		0
Investment in equity accounted joint ventures	(1,700)	(12,339)
Direct financing lease payments received	2,991	3,177
Acquisition of companies from Teekay Corporation (net of cash acquired of $26.6 million) (note 7f)	25,254	0
Net investing cash flow	(123,220)	(127,763)
Increase (decrease) in cash, cash equivalents and restricted cash	3,333	(30,300)
Cash, cash equivalents and restricted cash, beginning of the period	250,294	342,287
Cash, cash equivalents and restricted cash, end of the period	$ 241,202	$ 212,267